Employee benefits - Pension and other post-employment benefits	9 Months Ended
Jul. 31, 2026
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Employee benefits - Pension and other post-employment benefits
Note 8	Employee benefits – Pe ns ion and other post-employment benefits
We sponsor a number of programs that provide pension and post-employment benefits to eligible employees. The following tables present the composition of our pension and other post-employment benefit expense and remeasurements recorded in OCI related to our material pension and other post-employment benefit plans worldwide:
Pension and other post-employment benefit expense

	For the three months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Current service costs	$50	$53	$8	$9
Past service costs	–	–	–	–
Net interest expense (income)	(44)	(41)	20	18
Remeasurements of other long-term benefits	–	–	2	2
Administrative expense	5	6	–	–
Defined benefit pension expense	11	18	30	29
Defined contribution pension expense	160	143	–	–
	$171	$161	$30	$29

	For the nine months ended
	Pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Current service costs	$150	$157	$26	$25
Past service costs	–	49	–	–
Net interest expense (income)	(133)	(122)	59	57
Remeasurements of other long-term benefits	–	–	(3)	7
Administrative expense	16	17	–	–
Defined benefit pension expense	33	101	82	89
Defined contribution pension expense	484	431	–	–
	$517	$532	$82	$89

Pension and other post-employment benefit remeasurements
(1)

	For the three months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(175)	$(150)	$(16)	$(14)
Experience adjustments	1	–	(1)	3
Return on plan assets (excluding interest based on discount rate)	(169)	(222)	–	–
	$(343)	$(372)	$(17)	$(11)

	For the nine months ended
	Defined benefit pension plans		Other post-employment benefit plans
(Millions of Canadian dollars)	July 31 2026	July 31 2025	July 31 2026	July 31 2025
Actuarial (gains) losses:
Changes in financial assumptions (2)	$(835)	$(333)	$(63)	$(28)
Experience adjustments	–	(1)	(5)	1
Return on plan assets (excluding interest based on discount rate)	194	(90)	–	–
	$(641)	$(424)	$(68)	$(27)

(1)
Market-based assumptions, including Changes in financial assumptions and Return on plan assets, are reviewed on a quarterly basis. All other assumptions are updated during our annual review of plan assumptions.

(2)	Changes in financial assumptions in our defined benefit pension plans primarily relate to changes in discount rates.